Schedule of other non financial assets (Details) (Parenthetical) - INR (₨) ₨ in Thousands		Mar. 31, 2026	Mar. 31, 2025
Other Non Financial Assets
Mandatory reserve deposits with tax authorities	[1]	₨ 128,739	₨ 167,907

[1]	Restricted asset include INR 128,739 (March 31, 2025: INR 167,907) in respect of mandatory pre-deposit required for service tax and income tax appeal proceedings in India. The service tax & Income Tax amount has been paid under protest and the Group strongly believes that it is not probable the demand will materialize.